UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2105

Fidelity Fixed-Income Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	July 31, 2009

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Inflation-Protected
Bond Fund

July 31, 2009

1.804977.105

IFB-QTLY-0909

Investments July 31, 2009 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Inflation Protected Obligations - 99.5%
	Principal Amount	Value
U.S. Treasury Inflation-Indexed Bonds:
1.75% 1/15/28	$ 86,884,877	$ 80,775,827
2% 1/15/26	64,104,110	62,180,987
2.375% 1/15/25	89,710,724	91,476,949
2.5% 1/15/29	62,846,338	65,654,815
3.375% 4/15/32	1,205	1,469
3.625% 4/15/28	116,939,745	140,620,046
3.875% 4/15/29	105,621,712	132,093,154
U.S. Treasury Inflation-Indexed Notes:
0.625% 4/15/13	69,599,214	68,685,724
1.25% 4/15/14	63,655,830	63,834,830
1.375% 7/15/18	47,768,800	46,500,434
1.625% 1/15/15	87,910,580	87,580,915
1.625% 1/15/18	98,587,317	98,125,139
1.875% 7/15/13	119,396,914	121,598,354
1.875% 7/15/15	59,365,440	60,051,823
1.875% 7/15/19	20,029,800	20,380,322
2% 4/15/12	115,564,934	118,562,457
2% 1/15/14	112,528,121	114,743,574
2% 7/15/14	104,321,048	106,374,921
2% 1/15/16	87,806,470	89,178,446
2.125% 1/15/19 (a)	77,527,083	80,434,349
2.375% 4/15/11	93,706,163	96,400,216
2.375% 1/15/17	89,706,456	93,687,180
2.375% 1/15/27	108,580,864	110,956,070
2.5% 7/15/16	84,178,575	88,361,240
2.625% 7/15/17	99,049,032	105,734,841
3% 7/15/12	74,729,666	78,909,894
3.375% 1/15/12	14,089,959	14,926,550
3.5% 1/15/11	55,287,900	57,620,386
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS (Cost $2,298,958,736)		2,295,450,912
Asset-Backed Securities - 0.1%
	Principal Amount	Value
Countrywide Asset-Backed Certificates Trust Series 2007-11 Class 2A1, 0.345% 6/25/47 (d)	$ 2,266,708	$ 2,122,462
Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 1.535% 5/25/35 (d)	569,000	11,366
Specialty Underwriting & Residential Finance Trust Series 2003-BC3 Class M2, 1.885% 8/25/34 (d)	204,423	134,041
TOTAL ASSET-BACKED SECURITIES (Cost $2,439,871)		2,267,869
Collateralized Mortgage Obligations - 0.1%

Private Sponsor - 0.1%
Banc of America Mortgage Securities, Inc.:
Series 2003-J Class 2A2, 5.2894% 11/25/33 (d)	18,758	16,326
Series 2004-D Class 2A1, 3.8905% 5/25/34 (d)	4,643	3,939
Series 2005-H Class 1A1, 5.3348% 9/25/35 (d)	169,678	136,417
Chase Mortgage Finance Trust Series 2007-A1 Class 1A5, 4.7472% 2/25/37 (d)	9,459	8,327
Wachovia Bank Commercial Mortgage Trust Series 2004-C14 Class PP, 5.3117% 8/15/41 (b)(d)	2,463,442	1,953,886
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,579,747)		2,118,895
Cash Equivalents - 4.0%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at:
0.19%, dated 7/31/09 due 8/3/09 (Collateralized by U.S. Treasury Obligations) #	$ 19,623,315	19,623,000
0.21%, dated 7/31/09 due 8/3/09 (Collateralized by U.S. Government Obligations) # (e)	72,888,276	72,887,000
TOTAL CASH EQUIVALENTS (Cost $92,510,000)		92,510,000
TOTAL INVESTMENT PORTFOLIO - 103.7% (Cost $2,396,488,354)		2,392,347,676
NET OTHER ASSETS - (3.7)%		(84,795,242)
NET ASSETS - 100%		$ 2,307,552,434
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps

Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34 (Rating-B1) (c)

	Oct. 2034	$ 206,825	$ (163,519)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (c)	Sept. 2034	166,315	(155,810)
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (Rating-Baa2) (c)	August 2034	130,695	(106,198)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34 (Rating-A3) (c)	Oct. 2034	159,053	(123,277)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32 (Rating-Ba1) (c)	April 2032	50,104	(39,481)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.3913% 2/25/34 (Rating-Baa3) (c)

	March 2034	$ 15,350	$ (5,360)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34 (Rating-C) (c)	Feb. 2034	1,089	(1,021)
		$ 729,431	$ (594,666)
Legend
(a) Security or a portion of the security is on loan at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,953,886 or 0.1% of net assets.

(c) Represents a credit default swap contract in which the fund has sold protection on the underlying reference entity. For the underlying reference entity, ratings disclosed are from Moody's Investor Services, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. Any underlying reference entity which is Not Rated (NR) by Moody's or S&P is designated as such. All ratings are as of the report date and do not reflect subsequent changes.

(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(e) Includes investment made with cash collateral received from securities on loan.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$19,623,000 due 8/03/09 at 0.19%
BNP Paribas Securities Corp.	$ 883,383
Barclays Capital, Inc.	3,421,526
Credit Suisse Securities (USA) LLC	897,593
Deutsche Bank Securities, Inc.	2,874,082
HSBC Securities (USA), Inc.	3,739,124
ING Financial Markets LLC	4,105,831
J.P. Morgan Securities, Inc.	622,088
Mizuho Securities USA, Inc.	684,305
Morgan Stanley & Co., Inc.	684,305
Societe Generale, New York Branch	1,710,763
$ 19,623,000
$72,887,000 due 8/03/09 at 0.21%
Banc of America Securities LLC	$ 72,887,000
Other Information

The following is a summary of the inputs used, as of July 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Asset-Backed Securities	$ 2,267,869	$ -	$ 2,256,503	$ 11,366
Cash Equivalents	92,510,000	-	92,510,000	-
Collateralized Mortgage Obligations	2,118,895	-	2,118,895	-
U.S. Government and Government Agency Obligations	2,295,450,912	-	2,295,450,912	-
Total Investments in Securities:	$ 2,392,347,676	$ -	$ 2,392,336,310	$ 11,366
Derivative Instruments:
Liabilities
Swap Agreements	$ (594,666)	$ -	$ (106,198)	$ (488,468)
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 2,967,444
Total Realized Gain (Loss)	(568,480)
Total Unrealized Gain (Loss)	1,151,283
Cost of Purchases	-
Proceeds of Sales	(3,537,594)
Amortization/Accretion	(1,287)
Transfer in/out of Level 3	-
Ending Balance	$ 11,366
The change in unrealized gain (loss) attributable to Level 3 securities at July 31, 2009	$ (8,207)
Deriative Instruments:
Swap Agreements
Beginning Balance	$ (424,276)
Total Realized Gain (Loss)	(39,098)
Transfers in/out of Level 3	(25,094)
Ending Balance	$ (488,468)
Realized Gain (Loss) on swap agreements for the period	$ 5,642
The change in unrealized gain (loss) attributable to Level 3 securities at July 31, 2009	$ (36,564)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At July 31, 2009, the aggregate cost of investment securities for income tax purposes was $2,396,300,684. Net unrealized depreciation aggregated $3,953,008, of which $30,348,092 related to appreciated investment securities and $34,301,100 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For U.S. government and government agency obligations pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices.

For asset backed securities and collateralized mortgage obligations pricing services generally utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and types as well as dealer supplied prices.

Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Default Swap Agreements

The Fund entered into credit default swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses. Gains or losses are realized in the event of an early termination of a swap agreement. Any upfront payments made or received upon entering a swap contract to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g., credit spreads, interest rates or other factors) are recorded as realized gains or losses ratably over the term of the swap. Risks of loss include credit risk. The Fund's maximum risk of loss from counterparty risk, either as a buyer of protection or as a seller of protection, is the value of the contract. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement and, if required, is identified. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

The Fund entered into credit default swap agreements to provide a measure of protection against defaults of an issuer (buyer of protection) and/or to gain credit exposure to an issuer to which it is not otherwise exposed (seller of protection). The issuer may be either a single issuer or a basket of issuers. As a buyer of protection, the Fund does so when it holds bonds of the issuer or without owning the underlying asset or debt issued by the reference entity. Under the terms of a credit default swap the buyer of protection receives credit protection in exchange for making periodic payments to the seller of protection based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller of protection acts as a guarantor of the credit worthiness of a reference obligation. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. If a credit event were to occur during the term of the contract, the contract is typically settled in a market auction where the difference between the value of the reference obligation received and the notional amount of the swap is recorded as a realized loss by the seller of protection. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller of protection is not limited to the specific reference obligation described.

For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. If a credit event were to occur during the term of the contract, upon notification of the buyer of protection, the seller of protection is obligated to take delivery from the buyer of protection the notional amount of a reference obligation, at par. The difference between the value of the reference obligation received and the notional amount paid is recorded as a realized loss by the seller of protection. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller of protection.

The notional amount of credit default swaps approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller of protection and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller of protection amounted to $729,431 representing 0.03% of net assets.

The value of each credit default swap and credit rating disclosed for each reference obligation, where the Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller of protection if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Inflation-Protected Bond Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2009

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
Inflation-Protected Bond Fund

1.804848.105

AIFB-QTLY-0909

Investments July 31, 2009 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Inflation Protected Obligations - 99.5%
	Principal Amount	Value
U.S. Treasury Inflation-Indexed Bonds:
1.75% 1/15/28	$ 86,884,877	$ 80,775,827
2% 1/15/26	64,104,110	62,180,987
2.375% 1/15/25	89,710,724	91,476,949
2.5% 1/15/29	62,846,338	65,654,815
3.375% 4/15/32	1,205	1,469
3.625% 4/15/28	116,939,745	140,620,046
3.875% 4/15/29	105,621,712	132,093,154
U.S. Treasury Inflation-Indexed Notes:
0.625% 4/15/13	69,599,214	68,685,724
1.25% 4/15/14	63,655,830	63,834,830
1.375% 7/15/18	47,768,800	46,500,434
1.625% 1/15/15	87,910,580	87,580,915
1.625% 1/15/18	98,587,317	98,125,139
1.875% 7/15/13	119,396,914	121,598,354
1.875% 7/15/15	59,365,440	60,051,823
1.875% 7/15/19	20,029,800	20,380,322
2% 4/15/12	115,564,934	118,562,457
2% 1/15/14	112,528,121	114,743,574
2% 7/15/14	104,321,048	106,374,921
2% 1/15/16	87,806,470	89,178,446
2.125% 1/15/19 (a)	77,527,083	80,434,349
2.375% 4/15/11	93,706,163	96,400,216
2.375% 1/15/17	89,706,456	93,687,180
2.375% 1/15/27	108,580,864	110,956,070
2.5% 7/15/16	84,178,575	88,361,240
2.625% 7/15/17	99,049,032	105,734,841
3% 7/15/12	74,729,666	78,909,894
3.375% 1/15/12	14,089,959	14,926,550
3.5% 1/15/11	55,287,900	57,620,386
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS (Cost $2,298,958,736)		2,295,450,912
Asset-Backed Securities - 0.1%
	Principal Amount	Value
Countrywide Asset-Backed Certificates Trust Series 2007-11 Class 2A1, 0.345% 6/25/47 (d)	$ 2,266,708	$ 2,122,462
Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 1.535% 5/25/35 (d)	569,000	11,366
Specialty Underwriting & Residential Finance Trust Series 2003-BC3 Class M2, 1.885% 8/25/34 (d)	204,423	134,041
TOTAL ASSET-BACKED SECURITIES (Cost $2,439,871)		2,267,869
Collateralized Mortgage Obligations - 0.1%

Private Sponsor - 0.1%
Banc of America Mortgage Securities, Inc.:
Series 2003-J Class 2A2, 5.2894% 11/25/33 (d)	18,758	16,326
Series 2004-D Class 2A1, 3.8905% 5/25/34 (d)	4,643	3,939
Series 2005-H Class 1A1, 5.3348% 9/25/35 (d)	169,678	136,417
Chase Mortgage Finance Trust Series 2007-A1 Class 1A5, 4.7472% 2/25/37 (d)	9,459	8,327
Wachovia Bank Commercial Mortgage Trust Series 2004-C14 Class PP, 5.3117% 8/15/41 (b)(d)	2,463,442	1,953,886
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,579,747)		2,118,895
Cash Equivalents - 4.0%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at:
0.19%, dated 7/31/09 due 8/3/09 (Collateralized by U.S. Treasury Obligations) #	$ 19,623,315	19,623,000
0.21%, dated 7/31/09 due 8/3/09 (Collateralized by U.S. Government Obligations) # (e)	72,888,276	72,887,000
TOTAL CASH EQUIVALENTS (Cost $92,510,000)		92,510,000
TOTAL INVESTMENT PORTFOLIO - 103.7% (Cost $2,396,488,354)		2,392,347,676
NET OTHER ASSETS - (3.7)%		(84,795,242)
NET ASSETS - 100%		$ 2,307,552,434
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps

Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34 (Rating-B1) (c)

	Oct. 2034	$ 206,825	$ (163,519)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (c)	Sept. 2034	166,315	(155,810)
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (Rating-Baa2) (c)	August 2034	130,695	(106,198)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34 (Rating-A3) (c)	Oct. 2034	159,053	(123,277)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32 (Rating-Ba1) (c)	April 2032	50,104	(39,481)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.3913% 2/25/34 (Rating-Baa3) (c)

	March 2034	$ 15,350	$ (5,360)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34 (Rating-C) (c)	Feb. 2034	1,089	(1,021)
		$ 729,431	$ (594,666)
Legend
(a) Security or a portion of the security is on loan at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,953,886 or 0.1% of net assets.

(c) Represents a credit default swap contract in which the fund has sold protection on the underlying reference entity. For the underlying reference entity, ratings disclosed are from Moody's Investor Services, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. Any underlying reference entity which is Not Rated (NR) by Moody's or S&P is designated as such. All ratings are as of the report date and do not reflect subsequent changes.

(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(e) Includes investment made with cash collateral received from securities on loan.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$19,623,000 due 8/03/09 at 0.19%
BNP Paribas Securities Corp.	$ 883,383
Barclays Capital, Inc.	3,421,526
Credit Suisse Securities (USA) LLC	897,593
Deutsche Bank Securities, Inc.	2,874,082
HSBC Securities (USA), Inc.	3,739,124
ING Financial Markets LLC	4,105,831
J.P. Morgan Securities, Inc.	622,088
Mizuho Securities USA, Inc.	684,305
Morgan Stanley & Co., Inc.	684,305
Societe Generale, New York Branch	1,710,763
$ 19,623,000
$72,887,000 due 8/03/09 at 0.21%
Banc of America Securities LLC	$ 72,887,000
Other Information

The following is a summary of the inputs used, as of July 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Asset-Backed Securities	$ 2,267,869	$ -	$ 2,256,503	$ 11,366
Cash Equivalents	92,510,000	-	92,510,000	-
Collateralized Mortgage Obligations	2,118,895	-	2,118,895	-
U.S. Government and Government Agency Obligations	2,295,450,912	-	2,295,450,912	-
Total Investments in Securities:	$ 2,392,347,676	$ -	$ 2,392,336,310	$ 11,366
Derivative Instruments:
Liabilities
Swap Agreements	$ (594,666)	$ -	$ (106,198)	$ (488,468)
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 2,967,444
Total Realized Gain (Loss)	(568,480)
Total Unrealized Gain (Loss)	1,151,283
Cost of Purchases	-
Proceeds of Sales	(3,537,594)
Amortization/Accretion	(1,287)
Transfer in/out of Level 3	-
Ending Balance	$ 11,366
The change in unrealized gain (loss) attributable to Level 3 securities at July 31, 2009	$ (8,207)
Deriative Instruments:
Swap Agreements
Beginning Balance	$ (424,276)
Total Realized Gain (Loss)	(39,098)
Transfers in/out of Level 3	(25,094)
Ending Balance	$ (488,468)
Realized Gain (Loss) on swap agreements for the period	$ 5,642
The change in unrealized gain (loss) attributable to Level 3 securities at July 31, 2009	$ (36,564)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At July 31, 2009, the aggregate cost of investment securities for income tax purposes was $2,396,300,684. Net unrealized depreciation aggregated $3,953,008, of which $30,348,092 related to appreciated investment securities and $34,301,100 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For U.S. government and government agency obligations pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices.

For asset backed securities and collateralized mortgage obligations pricing services generally utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and types as well as dealer supplied prices.

Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Default Swap Agreements

The Fund entered into credit default swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses. Gains or losses are realized in the event of an early termination of a swap agreement. Any upfront payments made or received upon entering a swap contract to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g., credit spreads, interest rates or other factors) are recorded as realized gains or losses ratably over the term of the swap. Risks of loss include credit risk. The Fund's maximum risk of loss from counterparty risk, either as a buyer of protection or as a seller of protection, is the value of the contract. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement and, if required, is identified. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

The Fund entered into credit default swap agreements to provide a measure of protection against defaults of an issuer (buyer of protection) and/or to gain credit exposure to an issuer to which it is not otherwise exposed (seller of protection). The issuer may be either a single issuer or a basket of issuers. As a buyer of protection, the Fund does so when it holds bonds of the issuer or without owning the underlying asset or debt issued by the reference entity. Under the terms of a credit default swap the buyer of protection receives credit protection in exchange for making periodic payments to the seller of protection based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller of protection acts as a guarantor of the credit worthiness of a reference obligation. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. If a credit event were to occur during the term of the contract, the contract is typically settled in a market auction where the difference between the value of the reference obligation received and the notional amount of the swap is recorded as a realized loss by the seller of protection. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller of protection is not limited to the specific reference obligation described.

For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. If a credit event were to occur during the term of the contract, upon notification of the buyer of protection, the seller of protection is obligated to take delivery from the buyer of protection the notional amount of a reference obligation, at par. The difference between the value of the reference obligation received and the notional amount paid is recorded as a realized loss by the seller of protection. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller of protection.

The notional amount of credit default swaps approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller of protection and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller of protection amounted to $729,431 representing 0.03% of net assets.

The value of each credit default swap and credit rating disclosed for each reference obligation, where the Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller of protection if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Fixed-Income Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Fixed-Income Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	September 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	September 29, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	September 29, 2009